Note F - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
Note
F
–
Goodwill and Intangible Assets

Goodwill:
The change in goodwill during the year is as follows:

2016
Beginning of year	$1,267
Acquired goodwill	6,534
Impairment	----
End of year	$7,801

Impairment exists when a reporting unit’s carrying value of goodwill exceeds its fair value. At
December
31,
2016,
the Company’s reporting unit had positive equity and the Company elected to perform a qualitative assessment to determine if it was more likely than not that fair value of the reporting unit exceeded its carrying value, including goodwill. The qualitative assessment indicated that it is more likely than not that fair value of goodwill is more than the carrying value, resulting in no
impairment. Therefore, the Company did not proceed to step
one
of the annual goodwill impairment testing requirement.

Acquired intangible assets:
Acquired intangible assets were as follows at year-end:

	2016
	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:	$738	$68
Core deposit intangibles
Other customer relationship intangibles	----	----
Total	$738	$68

Aggregate amortization expense was
$68
for
2016.

Estimated amortization expense for each of the next
five
years:

2017	$156
2018	135
2019	114
2020	94
2021	74
Thereafter	97
Total	$670